Leases (The Group as a lessee) (Carrying amounts and movements of right-of-use assets) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of leases [line items]
Rght-of-use assets at 1 January 2019		¥ 13,858,230
Reclassification	¥ 0
Additions	4,500,070
Depreciation charge	(781,618)
Disposals/write-off	(431,813)
Currency translation differences	23,203
Right-of-use assets at the end of period	17,168,072
Buildings [member]
Disclosure of leases [line items]
Rght-of-use assets at 1 January 2019		320,591
Reclassification	(265,167)
Additions	109,321
Depreciation charge	(21,983)
Disposals/write-off	0
Currency translation differences	552
Right-of-use assets at the end of period	143,314
Electric utility plant in service [member]
Disclosure of leases [line items]
Rght-of-use assets at 1 January 2019		1,387,258
Reclassification	0
Additions	2,643,363
Depreciation charge	(233,218)
Disposals/write-off	0
Currency translation differences	3,090
Right-of-use assets at the end of period	3,800,493
Transportation facilities [member]
Disclosure of leases [line items]
Rght-of-use assets at 1 January 2019		826
Reclassification	229,292
Additions	0
Depreciation charge	(16,967)
Disposals/write-off	0
Currency translation differences	(6,730)
Right-of-use assets at the end of period	206,421
Land use rights [member]
Disclosure of leases [line items]
Rght-of-use assets at 1 January 2019		11,810,054
Reclassification	375,376
Additions	1,270,033
Depreciation charge	(496,464)
Disposals/write-off	(431,813)
Currency translation differences	26,291
Right-of-use assets at the end of period	12,553,477
Others [member]
Disclosure of leases [line items]
Rght-of-use assets at 1 January 2019		¥ 339,501
Reclassification	(339,501)
Additions	477,353
Depreciation charge	(12,986)
Disposals/write-off	0
Currency translation differences	0
Right-of-use assets at the end of period	¥ 464,367